SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Disclosure of quantitative information about right-of-use assets
The main contracts within the scope of IFRS 16 for which the Group is lessee primarily relate to Ferrari stores (included within other assets) and industrial buildings.

	At December 31, 2019	At January 1, 2019
	(€ thousand)
Industrial buildings	15,834	17,226
Plant, machinery and equipment	7,612	10,011
Other assets	34,319	36,298
Right-of-use assets	57,765	63,535
The following table summarizes the changes in the carrying amount of right-of-use assets for the year ended December 31, 2019:

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at December 31, 2018 (*)	9	—	765	774
Impact of IFRS 16 adoption	17,226	10,011	36,298	63,535
Balance at January 1, 2019	17,235	10,011	37,063	64,309
Additions	3,532	2,800	6,428	12,760
Depreciation	(4,664)	(5,023)	(7,380)	(17,067)
Translation differences and other movements	(269)	(176)	(1,792)	(2,237)
Balance at December 31, 2019	15,834	7,612	34,319	57,765
___________________________
(*) Relates to lease assets that were previously recognized as ‘finance leases’ under IAS 17 - Leases.

Disclosure of quantitative information about lease liabilities

At January 1, 2019
(€ thousand)
Non-cancellable operating lease commitments	74,930
Lease contracts for which the underlying asset is of low value	(1,008)
Lease contracts for which the lease terms ends within 12 months	(2,420)
Discount of remaining lease payments	(7,967)
Lease liabilities	63,535

Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2019		2018		2017
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1195	1.1234	1.1810	1.1450	1.1297	1.1993
Pound Sterling	0.8778	0.8508	0.8847	0.8945	0.8767	0.8872
Swiss Franc	1.1124	1.0854	1.1550	1.1269	1.1117	1.1702
Japanese Yen	122.0058	121.9400	130.3959	125.8500	126.7112	135.0100
Chinese Yuan	7.7355	7.8205	7.8081	7.8751	7.6290	7.8044
Australian Dollar	1.6109	1.5995	1.5797	1.6220	1.4732	1.5346
Canadian Dollar	1.4855	1.4598	1.5294	1.5605	1.4647	1.5039
Singapore Dollar	1.5273	1.5111	1.5926	1.5591	1.5588	1.6024
Hong Kong Dollar	8.7715	8.7473	9.2559	8.9675	8.8045	9.3720

Disclosure of straight line depreciation rates
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%